Fixed assets (Tables)	12 Months Ended
Dec. 31, 2022
Fixed Assets
Summary of Fixed Assets

Fixed assets (1)	12/31/2022
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		7,132	(3,835)	(151)	3,146
Land	-	1,199	-	-	1,199
Buildings and Improvements	4% to 10%	5,933	(3,835)	(151)	1,947
Other fixed assets		16,254	(11,588)	(45)	4,621
Installations and furniture	10% to 20%	3,559	(2,655)	(14)	890
Data processing systems	20% to 50%	9,786	(7,659)	(31)	2,096
Other (2)	10% to 20%	2,909	(1,274)	-	1,635
Total		23,386	(15,423)	(196)	7,767
1) The contractual commitments for purchase of the fixed assets totaled R$ 3, achievable by 2024 (Note 32b III.II - Off balance commitments).
2) Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.

Fixed assets (1)	12/31/2021
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		7,372	(4,089)	(110)	3,173
Land	-	1,127	-	-	1,127
Buildings and Improvements	4% to 10%	6,245	(4,089)	(110)	2,046
Other fixed assets		14,659	(10,832)	(37)	3,790
Installations and furniture	10% to 20%	3,312	(2,463)	(10)	839
Data processing systems	20% to 50%	9,094	(7,170)	(27)	1,897
Other (2)	10% to 20%	2,253	(1,199)	-	1,054
Total		22,031	(14,921)	(147)	6,963
1) The contractual commitments for purchase of the fixed assets totaled R$ 3, achievable by 2022 (Note 32b III.II - Off balance commitments).
2) Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.